Trade and Other Payables	12 Months Ended
Dec. 31, 2022
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Trade and Other Payables
28. Trade and Other Payables
The following table shows the breakdown of the trade and other payables:

€ thousand	December 31, 2022	December 31, 2021
Trade payables	4,222	4,377
Other accruals	5,016	4,019
Total	9,238	8,396